UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VAN ECK FUNDS
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck Funds
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 ITEM 1. Schedule of Investments.

Emerging Markets Fund
Schedule of Investments
March 31, 2009 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 95.4%

Brazil: 9.2%
98,400	Anhanguera Educacional Participacoes S.A .	$487,811
167,000	BR Malls Participacoes S.A. *	1,025,865
95,700	Cia Hering	272,279
150,000	Localiza Rent A CAR S.A.	536,696
30,600	Petroleo Brasileiro S.A. (ADR)	932,382
45,000	Rodobens Negocios Imobiliarios S.A.	193,986
59,650	Ultrapetrol (Bahamas) Ltd. *	161,055
		3,610,074

China/Hong Kong: 24.3%
1,000	Baidu.com (ADR) *	176,600
2,435,000	Beijing Development Hong Kong Ltd. #	260,634
1,250,000	China Dongxiang Group Co., Ltd. #	460,150
6,365,000	China Lifestyle Food Beverages * #	407,608
15,240,000	China Power New Energy Development Co. Ltd. * #	629,735
1,575,000	China Properties Group Ltd. * #	237,369
3,500,000	China Rare Earth Holdings Ltd. #	397,509
720,000	Golden Eagle Retail Group Ltd. #	473,517
1,105,000	Inspur International Ltd. #	130,203
2,675,000	Ju Teng International Holdings Ltd #	805,505
1,400,000	Peace Mark Holdings Ltd. #	0
425,000	Ports Design Ltd. #	491,552
6,114,000	PYI Corp. Ltd. #	272,531
1,435,667	PYI Corp. Ltd. Warrants *
	(HKD 10.00, expiring 9/25/09)	1,852
2,799,500	Qin Jia Yuan Media Services Co. Ltd. #	440,626
11,400,000	REXCAPITAL Financial Holdings Ltd. #	360,364
385,000	Shimao Property Holdings Ltd. #	336,563
1,495,000	Soho China Ltd. #	600,554
338,000	Stella International Holdings Ltd. #	357,015
1,045,000	Techtronic Industries Co. Ltd. #	484,916
135,000	Tencent Holding Ltd. #	998,946
4,460,400	Tian An China Investments Co. Ltd. #	1,191,055
233,400	Tian An China Investments Co. Ltd. Warrants *
	(HKD 10.00, expiring 01/02/10)	301
		9,515,105

Georgia: 0.3%
53,483	Bank of Georgia (GDR) Reg S * #	128,239

India: 7.1%
10,000	Advanta India Ltd. #	90,999
60,000	Bank of India Ltd. #	260,415
70,353	Champagne Indage Ltd. #	66,729
12,000	Educomp Solutions Ltd. #	495,043
202,900	Hirco PLC (GBP) * #	213,409
291,176	ICSA (India) Ltd. #	505,128
100,000	IVRCL Infrastuctures & Projects Ltd. #	240,258
47,383	Reliance Capital Ltd. #	331,034
225,000	Rolta India Ltd. #	255,399
50,000	Shriram Transport Finance Co. Ltd. #	182,387
26,321	TRF Ltd. #	118,443
		2,759,244
Indonesia: 1.9%
172,000	Astra International Tbk PT #	212,909
9,750,000	Mitra Adiperkasa Tbk PT #	219,851
1,690,000	Perusahaan Gas Negara Tbk PT #	315,467
		748,227

Israel: 2.4%
89,000	Israel Chemicals Ltd. #	721,995
68,000	Queenco Leisure International Ltd. (GDR) R	216,828
		938,823

Kazakhstan: 5.7%
45,000	Chagala Group Ltd. (GDR) *	48,600
45,000	Eurasian Natural Resources Corp. (GBP) #	291,194
153,000	Halyk Savings Bank Kazakhstan (GDR) Reg S #	308,976
165,000	Kazakhstan Kagazy PLC (GDR) *	8,250
197,400	Kazakhstan Kagazy PLC (GDR) * R	9,870
104,000	KazMunaiGas Exploration (GDR) Reg S #	1,547,566
		2,214,456

Malaysia: 3.4%
807,000	CB Industrial Product Holding BHD #	460,714
395,000	Coastal Contracts BHD #	98,677
7,355,250	KNM Group BHD #	777,470
		1,336,861

Mexico: 1.5%
6,000	America Movil, S.A. de C.V. (ADR)	162,480
215,000	Corporacion GEO, S.A. de C.V. (Series B) *	217,049
14,000	Grupo Televisa S.A. (ADR)	190,960
		570,489

Panama: 0.7%
10,000	Copa Holdings S.A. (Class A)	286,700

Peru: 1.1%
9,000	Creditcorp. Ltd. (ADR)	421,560

Philippines: 0.8%
28,600,000	Megaworld Corp. #	331,501

Poland: 1.4%
22,000	AmRest Holdings N.V. * #	251,710
230,000	International Personal Finance PLC #	296,467
		548,177

Russia: 6.9%
25,000	Gazprom OAO (ADR) #	370,447
22,000	LUKOIL (ADR)	829,400
36,000	Magnit OAO *	831,333
495,000	Sberbank RF	304,384
180,000	Sistema Hals (GDR) Reg S *	90,000
22,000	Uralkali (GDR)	263,670
		2,689,234

South Africa: 6.0%
47,412	Bidvest Group Ltd. #	440,107
54,000	Naspers Ltd. #	913,711
100,000	Spar Group Ltd. #	547,236
52,224	Standard Bank Group Ltd. #	438,261
		2,339,315

South Korea: 10.5%
17,000	Chungdahm Learning Inc. #	365,118
7,500	CJ O Shopping Co., Ltd. #	303,106
40,000	Ecopro Co., Ltd #	194,619
53,300	Finetec Corp. #	212,382
14,500	Hyundai Mobis #	842,062
24,589	Hyunjin Materials Co. Ltd. #	588,060
11,597	Taewoong Co. Ltd. #	716,143
22,100	T.K. Corp.* #	475,274
31,000	Woongjin Thinkbig Co. Ltd. #	410,644
		4,107,408
Taiwan: 9.2%
256,175	Awea Mechantronic Co. Ltd. #	183,206
900,000	China Ecotek Corp. #	879,953
659,252	Chrome ATE, Inc. #	483,247
540,750	Fortune Electric Co. Ltd. #	521,127
545,000	Gloria Material Technology Corp. #	217,257
673,000	Lumax International Corp. Ltd. #	783,064
654,219	MPI Corp.#	549,139
		3,616,993

Turkey: 3.0%
16,000	BIM Birlesik Magazalar A.S. #	339,388
200,000	Sinpas Gayrimenkul Yatirim Ortakligi A.S. #	219,475
58,600	Tekfen Holding A.S. #	100,839
355,000	Turkiye Garanti Bankasi A.S. #	502,453
		1,162,155
Total Common Stocks
(Cost: $73,532,212)		37,324,561

PREFERRED STOCKS: 3.2%
(Cost: $365,557)
Brazil: 3.2%
107,988	Cia Vale do Rio Doce	1,248,048

MONEY MARKET FUND: 1.1%
(Cost: $429,715)
429,715	AIM Treasury Portfolio -
	Institutional Class	429,715
Total Investments: 99.7%
(Cost: $74,327,484)		39,002,324
Other assets less liabilities: 0.3%		110,757
NET ASSETS: 100.0%		$39,113,081

ADR American Depositary Receipt
BHD Malaysian Public Limited Company
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar

The aggregate cost of investments owned for Federal income tax purposes is $75,351,911 and unrealized
(depreciation) on such investments is:
Gross Unrealized Appreciation		$3,936,254
Gross Unrealized Depreciation		(40,285,841)
Net Unrealized Depreciation		($36,349,587)

* Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $29,106,473, which represents 74.4% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $226,698, or 0.6% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund are as follows:

	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Kazakhstan Kagazy PLC	7/20/2005	197,400	$1,025,451	$9,870	0.0%
Queenco Leisure International	7/6/2007	68,000	1,297,605	216,828	0.6
			$2,323,056	$226,698	0.6%

	% of
Summary of Investments by Industry	Invesments	Value
Basic Materials	8.6%	$3,352,412
Communications	8.4	3,293,967
Consumer, Cyclical	16.0	6,244,599
Consumer, Non-cyclical	7.3	2,841,585
Diversified	2.1	801,580
Energy	9.4	3,679,795
Financial	20.4	7,974,618
Industrial	19.1	7,458,372
Technology	6.7	2,610,214
Utilities	0.8	315,467
Total Common and Preferred Stocks	98.9%	38,572,609
Money Market Fund	1.1	429,715
	100.0%	$39,002,324

See Note to Schedules of Investments

Global Hard Assets Fund
Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of Shares		Value
	COMMON STOCKS: 87.9%
	Brazil: 3.7%
	468,000	Cia Vale do Rio Doce (ADR)	$6,224,400
	610,000	Petroleo Brasileiro S.A. (ADR)	18,586,700
			24,811,100

	Canada: 12.7%
	446,000	Addax Petroleum Corp. *	9,657,202
	438,000	Agnico-Eagle Mines Ltd. (USD)	24,930,960
	707,700	Brazilian Resources, Inc. * #	0
	72,800	CIC Energy Corp. * R	125,876
	115,000	First Quantum Minerals Ltd.	3,238,023
	30,000	FNX Mining Co., Inc. *	107,313
	319,811	Goldcorp, Inc. (USD)	10,656,102
	116,750	Killam Properties, Inc.	453,740
	146,172	Kinross Gold Corp.	2,656,092
	1,437,700	Kinross Gold Corp. (USD)	25,691,699
	184,100	Petrolifera Petroleum Ltd. *	233,650
	571,050	Petrolifera Petroleum Ltd. * R	724,662
	222,000	Silver Wheaton Corp. *	1,827,060
	158,900	Timberwest Forest Corp., Stapled Units	369,325
	59,000	Timberwest Forest Corp. Stapled Units R	137,057
	195,481	Yamana Gold Inc.	1,824,929
	163,714	Yamana Gold Inc. R	1,528,270
			84,161,960

	France: 1.9%
	263,000	Total S.A. (ADR)	12,902,780

	Kazakhstan: 1.2%
	520,000	KazMunaiGas Exploration (GDR) Reg S #	7,737,828

	Kuwait: 0.8%
	14,368,991	Kuwait Energy Co. K.S.C.C. # R	5,284,240

	Norway: 0.6%
	414,500	SeaDrill Ltd. * #	4,006,731

	South Africa: 0.5%
	284,000	Gold Fields Ltd. (ADR)	3,220,560

	United Kingdom: 8.2%
	1,104,000	BHP Billiton PLC #	21,777,115
	479,000	Randgold Resources Ltd. (ADR)	26,033,650
	1,015,000	Xstrata PLC #	6,808,596
			54,619,361

	United States: 58.3%
	415,400	Alpha Natural Resources, Inc. *	7,373,350
	642,200	Anadarko Petroleum Corp.	26,802,988
	400,150	BPZ Resources Inc. *	1,480,555
	427,000	Cabot Oil & Gas Corp.	10,064,390
	564,300	Cameron International Corp. *	12,375,099
	92,000	Diamond Offshore Drilling, Inc.	5,783,120
	369,000	Ellora Oil & Gas, Inc. * # R	2,280,420
	579,600	Equitable Resources, Inc.	18,158,868
	271,000	Exxon Mobil Corp.	18,455,100
	365,000	Freeport-McMoRan Copper & Gold Inc.	13,910,150
	384,000	Hess Corp.	20,812,800
	1,075,000	International Coal Group Inc. *	1,730,750
	157,100	Kaiser Aluminum Corp.	3,632,152
	751,000	Mariner Energy Inc.	5,820,250
	368,216	National Oilwell Varco, Inc. *	10,571,481
	115,275	Newfield Exploration Co. *	2,616,743
	442,000	Noble Energy Inc	23,814,960
	626,000	NRG Energy, Inc. *	11,017,600
	428,100	Nucor Corp.	16,340,577
	401,400	Occidental Petroleum Corp.	22,337,910
	306,000	Petrohawk Energy Corp. *	5,884,380
	896,600	Quanta Services, Inc. *	19,232,070
	1,339,000	Quicksilver Resources Inc. *	7,418,060
	399,500	Range Resources Corp.	16,443,420
	366,800	Schlumberger Ltd.	14,899,416
	527,000	Smith International Inc.	11,319,960
	673,500	Steel Dynamics Inc	5,933,535
	310,516	Transocean, Inc. *	$18,270,761
	1,168,900	Tyson Foods, Inc.	10,975,971
	1,493,600	Weatherford International Ltd. *	16,534,152
	798,500	XTO Energy, Inc.	24,450,070
			386,741,058
	Total Common Stocks
	(Cost: $646,185,944)		583,485,618

EXCHANGE TRADED FUND: 3.4%
	(Cost: $18,552,857)
	United States: 3.4%
	251,000	SPDR Gold Trust *	22,660,280

MONEY MARKET FUND: 12.5%
	(Cost: $82,732,053)
	82,732,053	AIM Treasury Portfolio - Institutional Class	82,732,053

	Total Investments: 103.8%
	(Cost: $747,470,854)		688,877,951
Liabilities in excess of other assets: (3.8)%			(25,367,421)
	NET ASSETS: 100.0%		$663,510,530

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $755,619,328 and unrealized (depreciation) on such investments is:

	Gross Unrealized Appreciation		$81,583,219
	Gross Unrealized Depreciation		(148,324,596)
	Net Unrealized Depreciation		($66,741,377)

*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $47,894,930, which represents 7.2% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $10,080,526, or 1.5% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
CIC Energy Corp.	2/8/07	72,800	$922,687	$125,876	0.0%
Ellora Oil & Gas, Inc. (a)	6/30/06	369,000	4,428,000	2,280,420	0.4
Kuwait Energy Co. K.S.C.C. (a)	8/6/08	14,368,991	10,862,672	5,284,240	0.8
Petrolifera Petroleum Ltd.	3/7/05	571,050	507,487	724,662	0.1
Timberwest Forest Corp.	3/5/04	59,000	554,606	137,057	0.0
Yamana Gold Inc.	5/29/08	163,714	327,428	1,528,270	0.2
			$17,602,880	$10,080,525	1.5%

(a) Illiquid security

	% of
Summary of Investments by Industry	Investments	Value
Basic Industry	2.8%	$19,232,070
Chemicals	0.5	3,632,152
Consumer Goods	1.6	10,975,971
Energy	54.6	375,976,272
Industrial Metals	10.8	74,339,709
Paper And Forest	0.1	506,382
Precious Metals	14.3	98,369,323
Real Estate	0.1	453,740
Total Common Stocks	84.7	583,485,619
Exchange Traded Fund	3.3	22,660,280
Money Market Fund	12.0	82,732,053
	100.0%	$688,877,952

See Note to Schedules of Investments

International Investors Gold Fund
Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of Shares		Value
COMMON STOCKS: 91.9%
	Australia: 9.8%
	6,309,000	Andean Resources Ltd. * #	$6,649,545
	10,598,384	Lihir Gold Ltd. * #	23,978,674
	905,725	Newcrest Mining Ltd. #	20,849,203
	1,600,266	Sino Gold Ltd. * #	5,956,557
			57,433,979

	Canada: 61.2%
	340,441	Agnico-Eagle Mines Ltd.	19,568,308
	461,333	Agnico-Eagle Mines Ltd. (USD)	26,259,074
	1,510,000	Amarillo Gold Corp. *	718,591
	640,000	Aquiline Resources, Inc. *	1,370,558
	390,000	Aquiline Resources, Inc. * R	835,184
	3,050,000	Aurizon Mines Ltd. *	14,030,774
	100,000	Aurizon Mines Ltd. (USD) *	450,000
	1,000,000	AXMIN, Inc. * R	75,349
	637,638	Barrick Gold Corp.	20,672,224
	948,000	Bear Creek Mining Corp. * R	1,240,641
	635,600	Canplats Resources Corp. *	1,013,290
	1,100,000	Eastern Platinum Ltd. *	353,347
	39,600	Eastmain Resources, Inc. *	32,351
	1,839,000	Eastmain Resources, Inc. * R	1,502,355
	919,500	Eastmain Resources, Inc. Warrants
		(CAD 2.00, expiring 7/3/10) * # R	98,455
	1,800,000	Eldorado Gold Corp. *	16,275,381
	40,000	Eldorado Gold Corp. * (USD)	360,000
	1,633,900	European Goldfields Ltd. *	4,341,343
	15,000	Franco-Nevada Corp.	323,842
	700,000	Franco-Nevada Corp. R	15,112,627
	1,260,000	Full Metal Minerals Ltd. * R	204,870
	260,000	Full Metal Minerals Ltd. Warrants
		(CAD 3.00, expiring 10/24/09) * # R	206
	947,600	Gammon Gold, Inc. *	6,223,134
	527,500	Gammon Gold, Inc. (USD) *	3,412,925
	3,180,600	Gold Wheaton Corp. * R	630,671
	1,590,300	Gold Wheaton Corp. Warrants
		(CAD 1.00, expiring 7/08/13) * R	81,987
	437,500	Goldcorp, Inc.	14,726,761
	948,897	Goldcorp, Inc. (USD)	31,617,248
	17,500	Goldcorp, Inc. Warrants
		(CAD 45.75, expiring 6/9/11) *	155,457
	24,000	Golden Star Resources Ltd. * R	36,739
	2,845,000	Great Basin Gold Ltd. *	3,655,536
	300,000	Great Basin Gold Ltd. * R	385,470
	850,000	Great Basin Gold Ltd. (USD) *	1,079,500
	422,500	Great Basin Gold Ltd. Warrants
		(CAD 3.50, expiring 4/17/09) *	1,675
	1,000,000	Great Basin Gold Ltd. Warrants *	337,088
	1,055,000	Guyana Goldfields, Inc. *	2,460,105
	882,800	IAMGOLD Corp.	7,618,071
	2,903,200	IAMGOLD Corp. (USD)	24,822,360
	1,870,000	Jinshan Gold Mines, Inc. *	889,911
	935,000	Jinshan Gold Mines, Inc. * R	444,956
	372,437	Kinross Gold Corp.	6,767,554
	222,350	Kinross Gold Corp. R	4,040,322
	1,761,738	Kinross Gold Corp. (USD)	31,482,258
	156,618	Kinross Gold Corp. Warrants
		(CAD 32.00, expiring 9/3/13) *	741,602
	1,640,000	Lake Shore Gold Corp. *	2,029,188
	601,500	Minco Silver Corp. *	572,494
	1,559,000	New Gold, Inc. *	3,017,100
	1,026,170	New Gold, Inc. * R	1,985,926
	362,000	New Gold, Inc. (USD) *	680,560
	1,130,850	New Gold, Inc. Warrants
		(CAD 15.00, expiring 4/3/12) * R	26,908
	770,000	Northgate Minerals Corp. *	1,044,337
	666,666	Northgate Minerals Corp. * R	904,187
	1,066,875	Orezone Gold Corp. *	291,935
	1,373,200	Osisko Exploration Ltd. *	6,262,611
	1,452,600	Pacific Rim Mining Corp. *	246,942
	345,139	PAN American Silver Corp. *	6,096,324
	106,000	PAN American Silver Corp. (USD) *	1,846,520
	855,000	Pediment Exploration Ltd. * R	678,141
	427,500	Pediment Exploration Ltd. Warrants
		(CAD 3.00, expiring 05/21/09) *# R	33
	265,000	Platinum Group Metals Ltd. *	334,193
	530,000	Platinum Group Metals Ltd. * R	668,385
	514,500	Premier Gold Mines Ltd. *	816,148
	560,000	Rainy River Resources Ltd. *	1,008,249
	1,714,555	Red Back Mining, Inc. *	11,083,141
	350,000	Red Back Mining, Inc. * R	2,262,452
	4,414,000	San Gold Corp. *	6,546,780
	1,513,500	Silver Wheaton Corp. (USD) *	12,451,721
	18,611	Silver Wheaton Corp. Warrants
		(CAD 4.00, expiring 9/05/13) *	34,244
	1,860,000	Silvercorp Metals, Inc.	4,189,721
	1,075,000	Silverstone Resources Corp. * R	1,585,898
	2,946,800	Western Goldfields, Inc. *	5,539,984
	897,933	Yamana Gold Inc.	8,382,512
	291,048	Yamana Gold Inc. R	2,717,033
	1,051,597	Yamana Gold Inc. (USD)	9,727,272
			359,481,039

	Mexico: 0.6%
	544,000	Fresnillo PLC (GBP) #	3,567,424

	Peru: 0.5%
	119,000	Cia de Minas Buenaventura S.A. (ADR)	2,853,620

	South Africa: 5.9%
	348,000	AngloGold Ashanti Ltd. (ADR)	12,792,480
	168,000	First Uranium Corp. (CAD) * R	890,101
	985,000	Gold Fields Ltd. (ADR)	11,169,900
	600,000	Harmony Gold Mining Co Ltd. (ADR) *	6,946,900
	650,000	Mvelaphanda Resources Ltd * #	1,997,858
	306,000	Northern Platinum Ltd. #	832,602
	202,500	Platmin Ltd. (CAD) * R	114,035
			34,743,876

United Kingdom: 8.8%
	850,000	Cluff Gold Ltd. * #	451,997
	938,000	Randgold Resources Ltd. (ADR)	50,980,300
			51,432,297

	United States: 5.1%
	8,300,000	Capital Gold Corp. *	4,731,000
	345,000	Newmont Mining Corp.	15,442,200
	209,100	Royal Gold, Inc.	9,777,516
			29,950,716

Total Common Stocks
	(Cost: $298,464,306)		539,462,951

EXCHANGE TRADED FUND: 3.9%
	(Cost: $20,625,076)
	256,000	SPDR Gold Trust *	23,111,680

	Principal
	Amount
CORPORATE NOTE: 0.8%
	(Cost: $2,959,754)
	CAD 3,280,000	Eurasia Holdings AG Convertible
		Note, 7.00%, 9/14/09 # R	4,987,036
	Number
	of Shares
MONEY MARKET FUND: 3.3%
	(Cost: $19,692,094)
	19,692,094	AIM Treasury Portfolio -
		Institutional Class	19,692,094

Total Investments: 99.9%
	(Cost: $341,741,230)		587,253,761
Other assets less liabilities: 0.1%			338,980
NET ASSETS: 100.0%			$587,592,741

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $69,369,590, which represents 11.8% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $41,509,967, or 7.1% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $367,222,086 and unrealized (depreciation) on such investments is:

Gross Unrealized Appreciation	$291,713,474
Gross Unrealized Depreciation	(71,681,799)
Net Unrealized Appreciation	$220,031,675

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Aquiline Resources, Inc.	9/27/05	390,000	$529,932	$835,184	0.1%
AXMIN, Inc.	11/16/01	1,000,000	157,230	75,349	0.0
Bear Creek Mining Corp.	8/15/05	948,000	2,865,287	1,240,641	0.2
Eastmain Resources, Inc.	6/13/08	1,839,000	2,503,501	1,502,355	0.3
Eastmain Resources, Inc. Warrants	6/13/08	919,500	—	98,455	0.0
Eurasia Holdings A.G. Convertible Note	8/29/06	**	2,959,754	4,987,036	0.8
First Uranium Corp	12/13/06	168,000	1,016,518	890,101	0.1
Franco-Nevada Corp.	11/30/07	700,000	10,668,806	15,112,627	2.6
Full Metal Minerals Ltd.	10/24/06	740,000	1,511,524	120,320	0.0
Full Metal Minerals Ltd.	10/24/07	520,000	1,335,412	84,550	0.0
Full Metal Minerals Ltd. Warrants (a)	10/12/07	260,000	—	206	0.0
Gold Wheaton Corp.	6/19/08	3,180,600	1,566,644	630,671	0.1
Gold Wheaton Corp. Warrants	6/19/08	1,590,300	—	81,987	0.0
Golden Star Resources Ltd.	7/18/02	24,000	29,780	36,739	0.0
Great Basin Gold Ltd.	5/28/02	300,000	293,351	385,470	0.1
Jinshan Gold Mines, Inc.	2/25/08	935,000	1,339,541	444,956	0.1
Kinross Gold Corp.	10/22/07	222,350	983,691	4,040,322	0.7
New Gold, Inc.	3/9/07	1,026,170	7,029,165	1,985,926	0.3
New Gold, Inc. Warrants	9/9/07	1,130,850	—	26,908	0.0
Northgate Minerals Corp.	10/16/02	666,666	781,921	904,187	0.2
Pediment Exploration Group	11/21/07	855,000	2,648,020	678,141	0.1
Pediment Exploration Group Warrants (a)	11/22/07	427,500	—	33	0.0
Platinum Group Metals Ltd.	6/30/06	530,000	857,169	668,385	0.1
Platmin Ltd.	7/28/06	202,500	715,676	114,035	0.0
Red Back Mining	11/21/08	350,000	958,416	2,262,452	0.4
Silverstone Resources Corp.	11/27/07	1,075,000	3,403,342	1,585,898	0.3
Yamana Gold Inc.	5/29/08	291,048	1,082,992	2,717,033	0.5
			$45,237,672	$41,509,967	7.0%
** Principal amount CAD 3,280,000.
(a) Illiquid Securities

	% of
Summary of Investments by Industry	Investments	Value
Gold Mining	79.6%	$467,722,699
Precious Metals	5.6	30,654,512
Silver Mining	4.9	30,344,346
Copper	0.9	5,710,494
Platinum	0.5	2,302,562
Diversified Minerals	0.5	2,728,338
Total Common Stocks	92.0%	539,462,951
Exchange Traded Fund	3.9	23,111,680
Money Market Fund	3.4	19,692,094
Corporate Note	0.8	4,987,036
	100.0%	$587,253,761

See Note to Schedules of Investments

 Van Eck Funds
Note To Schedules of Investments
March 31, 2009 (unaudited)

Security Valuation - Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of quarter end were as follows:

	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
Emerging Markets Fund	$9,895,851	$29,106,473	$-	$39,002,324
Global Hard Assets Fund	640,983,021	40,330,270	7,564,660	688,877,951
International Investors Gold Fund	517,884,171	69,369,590	None	587,253,761

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Global Hard Assets Fund
Balance as of 12/31/08	$9,748,102
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(2,183,442)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 3/31/09	$7,564,660

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. van Eck, Chief Executive Officer, Van Eck Funds

Date: May 29, 2009

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: May 29, 2009